Mineral Properties and Deferred Exploration (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		$ 2,482
Ending balance		51,634	$ 2,482
Net book value		51,634	2,482
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]
Ending balance	[1]	45,239
Net book value	[1]	45,239
Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,939
Ending balance		5,510	1,939
Net book value		5,510	1,939
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		481
Ending balance		777	481
Net book value		777	481
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		62
Ending balance		108	62
Net book value		108	62
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,315	4,038
Additions		11,462	1,059
Disposals		(65)	(782)
Transfer from E&E assets		40,563
Reclassification to other long-term asset	[2]	(2,421)
Ending balance		53,854	4,315
Net book value		53,854	4,315
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance	[1]
Additions	[1]	7,097
Disposals	[1]
Transfer from E&E assets	[1]	40,563
Reclassification to other long-term asset	[1],[2]	(2,421)
Ending balance	[1]	45,239
Net book value	[1]	45,239
Gross carrying amount [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,279	2,657
Additions		3,797	622
Disposals
Transfer from E&E assets
Reclassification to other long-term asset	[2]
Ending balance		7,076	3,279
Net book value		7,076	3,279
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		954	1,220
Additions		507	437
Disposals		(65)	(703)
Transfer from E&E assets
Reclassification to other long-term asset	[2]
Ending balance		1,396	954
Net book value		1,396	954
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		82	161
Additions		61
Disposals			(79)
Transfer from E&E assets
Reclassification to other long-term asset	[2]
Ending balance		143	82
Net book value		143	82
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Disposals		(29)	(753)
Beginning balance		1,833	2,300
Depreciation, property, plant and equipment		416	286
Ending balance		2,220	1,833
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Disposals	[1]
Beginning balance	[1]
Depreciation, property, plant and equipment	[1]
Ending balance	[1]
Accumulated depreciation and amortisation [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Disposals
Beginning balance		1,340	1,212
Depreciation, property, plant and equipment		226	128
Ending balance		1,566	1,340
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Disposals		(29)	(686)
Beginning balance		473	1,015
Depreciation, property, plant and equipment		175	144
Ending balance		619	473
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Disposals			(67)
Beginning balance		20	73
Depreciation, property, plant and equipment		15	14
Ending balance		$ 35	$ 20

[1]	No depreciation or depletion has been recorded for construction in progress assets, including transferred E&E assets, as they are not ready for use as intended by management. Depreciation for construction in progress assets will commence subsequent to commercial production declaration.
[2]	As noted in Note 5, certain VAT amounts previously capitalized as E&E assets were reclassified to Other long-term asset.